Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 3,219,772	$ 237,037
Additions (reduction)	(1,676,528)	2,951,045
Foreign currency translation adjustments	(298,582)	31,690
Ending balance	$ 1,244,662	$ 3,219,772